FIFTH THIRD FUNDS
        NOTICE OF CHANGES TO INVESTMENT AMOUNTS FOR INSTITUTIONAL SHARES
                                  JULY 3, 2003

You are hereby notified that the following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Small Cap Value Fund                        Fifth Third Worldwide Fund
Fifth Third Small Cap Growth Fund                       Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                         Fifth Third International GDP Fund
Fifth Third Large Cap Opportunity Fund                  Fifth Third Bond Fund
Fifth Third Quality Growth Fund                         Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                         Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                           Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                               Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                        Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                        Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund            Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive FundSM                 Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM      Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderate FundSM                   Fifth Third U.S. Treasury Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM    Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Conservative FundSM               Fifth Third Municipal Money Market Fund
Fifth Third Strategic Income Fund                       Fifth Third Institutional Money Market Fund
Fifth Third Technology Fund                             Fifth Third Institutional Government Money Market Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the following funds: the Fifth Third U.S. Treasury Money Market Fund, the Fifth Third Municipal Money Market Fund and the Fifth Third Equity Index Fund.

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000,000 - for Institutional Shares of the following funds: the Fifth Third Institutional Money Market Fund and the Fifth Third Institutional Government Money Market Fund.

                                                                INS NOTICE 7/03

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED JULY 3, 2003
 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2002.

INSTITUTIONAL SHARES.

The following changes will be effective as of September 5, 2003:

o With respect to Institutional shares of the following Fifth Third Funds, an Institutional shareholder's minimum investment can no longer be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest:

Fifth Third Institutional Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third U.S. Treasury Money Market Fund

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000 - for Institutional Shares of the Fifth Third U.S. Treasury Money Market Fund.

o An Institutional shareholder's minimum initial investment is $5,000,000 - rather than $1,000,000 - for Institutional Shares of the Fifth Third Institutional Money Market Fund and the Fifth Third Institutional Government Money Market Fund.




                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                SUP-IMMINS 7/03